Taxation - Schedule of Income Before Income Taxes (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Jul. 10, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Domestic			$ (36,281,944)	$ (23,668,078)	$ 10,537,443	$ 9,448,244
Foreign			(269,721)	(74,452)
(Loss) income before income tax expense	$ (7,400,035)	$ 4,864,386	$ (36,551,665)	$ (23,742,530)	$ 10,537,443	$ 9,448,244